SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of diluted net income (loss) per share of common stock (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2025
Redeemable
Numerator:
Allocation of net income (loss),	$ (11,279,605)	$ 5,750,820
Change in fair value of financial instruments		(15,147,345)
Interest on dilutive instruments		7,148,116
Allocation of net income (loss), as adjusted	$ (11,279,605)	$ (2,248,409)
Denominator:
Dilutive weighted average common stock outstanding (in shares)	18,500	5,987,645
Diluted weighted average shares outstanding (in shares)	18,500	5,987,645
Diluted net income (loss) per common stock (in dollars per share)	$ (609.72)	$ (0.38)
Non-redeemable
Numerator:
Allocation of net income (loss),	$ (124,349,773)	$ 5,750,820
Allocation of net income (loss), as adjusted	$ (124,349,773)
Denominator:
Dilutive weighted average common stock outstanding (in shares)	178,651	5,987,645
Diluted weighted average shares outstanding (in shares)	178,651	5,987,645
Diluted net income (loss) per common stock (in dollars per share)	$ (696.05)	$ (0.38)